Leisure Fund Expense Example - Leisure Fund - Leisure Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 182
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	$ 2,154